BETTER 10K - FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Unrealized gain (loss) on derivatives			$ 819	$ (291)	$ (5,695)	$ (7,744)
IRLs
FAIR VALUE MEASUREMENTS
Issuances (purchases) of derivative instruments	$ (100)	$ (2,400)	600	(5,000)	$ (4,300)	$ 50,700
Derivative term					60 days	60 days
Gain (loss) on derivatives	(900)	(7,000)	$ 100	(14,300)	$ (9,100)	$ (32,400)
Forward Contracts
FAIR VALUE MEASUREMENTS
Derivative term			60 days
Gain (loss) on derivatives	5,000	26,200	$ 8,400	188,600	187,300	95,400
Unrealized gain (loss) on derivatives	$ 800	$ 14,100	$ 1,500	$ 13,200	$ 3,400	$ 24,700